Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Registrant Name	Chain Bridge Bancorp, Inc.
Entity File Number	001-42302
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-4957796
Entity Address, Address Line One	1445-A Laughlin Avenue
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22101
City Area Code	703
Local Phone Number	748-2005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	CBNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Central Index Key	0001392272